Composition of Preferred Stock (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Class of Stock [Line Items]
Aggregate amount	¥ 951,442		¥ 951,442		¥ 951,442
Number of shares Authorized	4,369,512,000		4,369,512,000		4,369,512,000
Number of shares Issued	951,442,000		951,442,000		951,442,000
Number of shares In treasury	22,128,230		37,046,418
Eleventh series class XI preferred stock
Class of Stock [Line Items]
Aggregate amount	914,752	[1]	914,752	[1]	914,752	[1]
Number of shares Authorized	1,369,512,000	[1]	1,369,512,000	[1]	1,369,512,000	[1]
Number of shares Issued	914,752,000	[1]	914,752,000	[1]	914,752,000	[1]
Liquidation value per share	¥ 1,000	[1]	¥ 1,000	[1]	¥ 1,000	[1]
Convertible or not	Yes	[1]	Yes	[1]	Yes	[1]
Class XII preferred stock
Class of Stock [Line Items]
Number of shares Authorized	1,500,000,000		1,500,000,000		1,500,000,000
Convertible or not	-		-		-
Thirteenth series class XIII preferred stock
Class of Stock [Line Items]
Aggregate amount	¥ 36,690		¥ 36,690		¥ 36,690
Number of shares Authorized	1,500,000,000		1,500,000,000		1,500,000,000
Number of shares Issued	36,690,000		36,690,000		36,690,000
Liquidation value per share	¥ 1,000		¥ 1,000		¥ 1,000
Convertible or not	No		No		No
Preferred stock
Class of Stock [Line Items]
Number of shares In treasury	574,087,800		541,073,800		497,866,000
Preferred stock | Eleventh series class XI preferred stock
Class of Stock [Line Items]
Number of shares In treasury	574,087,800	[1]	541,073,800	[1]	497,866,000	[1]

[1]	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.